OTHER EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Interest income	$ 131	$ 429
Interest expense	(818)	(269)
Discount fees (note 25(d))	(414)	(347)
Financing costs	(695)	0
Other	(231)	(120)
Other expense	$ (2,027)	$ (307)